Share-based Compensation - Share Options - Additional Information (Details) - USD ($)	1 Months Ended		4 Months Ended	12 Months Ended
	Sep. 30, 2017	May 31, 2017	Apr. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Mar. 05, 2015
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares authorized							4,140,945
Options granted				1,067,385	2,759,750	264,480
Exercise price of options				$ 32.22	$ 21.15	$ 8.76
Weighted-average grant-date fair value of options granted				$ 20.98	$ 14.03	$ 13.92
Stock Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Compensation expense				$ 14,925	$ 9,403	$ 4,752
Unrecognized compensation expense related to unvested share options granted				$ 52,921
Recognized over a weighted-average period				2 years 1 month 17 days
Management and Employees
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options granted		158,313
Exercise price of options		$ 3.0
Options granted contractual term		10 years
Management and Employees | Two Thousand Seventeen Equity Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options granted	101,584		842,500		2,759,750
Exercise price of options	$ 18.0
Options granted contractual term	10 years				10 years
Vesting period	5 years				5 years
Management and Employees | Vesting anniversary year after the grant date | Two Thousand Seventeen Equity Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Option vesting percentage	20.00%		20.00%		20.00%
Management and Employees | Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period		4 years
Management and Employees | Minimum | Two Thousand Seventeen Equity Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Exercise price of options			$ 44.94		$ 17.60
Management and Employees | Minimum | Vesting anniversary year after the grant date
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Option vesting percentage		25.00%
Management and Employees | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period		5 years
Management and Employees | Maximum | Two Thousand Seventeen Equity Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Exercise price of options			$ 51.48		$ 24.58
Management and Employees | Maximum | Vesting anniversary year after the grant date
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Option vesting percentage		20.00%
Individual Advisors
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options granted		4,583
Exercise price of options		$ 3.0
Options granted contractual term		10 years
Vesting period		3 years
Individual Advisors | Vesting anniversary year after the grant date
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Option vesting percentage		33.33%
Management, Employees and Individual Advisors | Two Thousand Seventeen Equity Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options granted				1,067,385
Options granted contractual term				10 years
Vesting period				5 years
Management, Employees and Individual Advisors | Minimum | Two Thousand Seventeen Equity Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Exercise price of options				$ 27.23
Management, Employees and Individual Advisors | Minimum | Vesting anniversary year after the grant date | Two Thousand Seventeen Equity Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Option vesting percentage				20.00%
Management, Employees and Individual Advisors | Maximum | Two Thousand Seventeen Equity Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Exercise price of options				$ 41.59
Management, Employees and Individual Advisors | Maximum | Vesting anniversary year after the grant date | Two Thousand Seventeen Equity Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Option vesting percentage				33.30%